Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our Principal Executive Officer (“PEO”) and to our Non-PEO NEOs and certain financial performance of the Company. Compensation actually paid, as determined under Securities and Exchange Commission requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (TSR)	Net Income
2025	$1,353,184	$1,562,290	$621,078	$745,305	$148	$9,760,000
2024	$1,250,454	$1,313,535	$576,024	$604,701	$103	$7,783,000
2023	$1,167,690	$1,047,505	$535,939	$464,144	$84	$7,709,000

(1) The PEO for each of 2025, 2024 and 2023 is Mr. Fitzgerald.

(2) The non-PEO named executive officers for 2025, 2024 and 2023 are Mr. Ansari and Mr. Brown.

(3) The dollar amounts reported represent the "compensation actually paid," or CAP, to the PEO and the Non-PEO, NEOs, respectively as computed in accordance with Item 402(v) of Securities and Exchange Commission Regulation S-K The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs.

Compensation actually paid for each of the years presented in the table, as calculated in accordance with SEC regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

	2025		2024		2023
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
Total compensation as reported in SCT	$1,353,184	$621,078	$1,250,454	$576,024	$1,167,690	$535,939
Fair value of equity awards granted during fiscal year	—	—	—	—	—	—
Fair value of equity compensation granted in current year at year end	—	—	—	—	—	—
Dividends paid on unvested shares/share units	—	—	—	—	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	139,918	83,130	46,733	28,209	(95,377)	(56,968)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	69,188	41,097	16,348	9,871	(24,808)	(14,827)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—
Compensation Actually Paid	$1,562,290	$745,305	$1,313,535	$604,701	$1,047,505	$464,144

For 2024 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to the other Non-PEO NEOs increased by 19% and 23%, respectively, compared to a 44% increase in our TSR and a 25% increase in net income over the same time horizon.

For 2023 to 2024, the compensation actually paid to our PEO and the average of the compensation actually paid to the other Non-PEO NEOs increased by 25% and 30%, respectively, compared to a 23% increase in our TSR and a 1% increase in net income over the same time horizon.

For 2022 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the other Non-PEO NEOs decreased by 41% and 48% respectively, compared to a 23% decrease in our TSR and a 3% decrease in net income over the same time horizon.

PEO Total Compensation Amount	[1]	$ 1,353,184	$ 1,250,454	$ 1,167,690
PEO Actually Paid Compensation Amount		1,562,290	1,313,535	1,047,505
Non-PEO NEO Average Total Compensation Amount	[2]	621,078	576,024	535,939
Non-PEO NEO Average Compensation Actually Paid Amount		$ 745,305	604,701	464,144
Adjustment to Non-PEO NEO Compensation Footnote

(3) The dollar amounts reported represent the "compensation actually paid," or CAP, to the PEO and the Non-PEO, NEOs, respectively as computed in accordance with Item 402(v) of Securities and Exchange Commission Regulation S-K The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs.

Compensation actually paid for each of the years presented in the table, as calculated in accordance with SEC regulations and presented in the Summary Compensation Table (“SCT”), was as follows:

	2025		2024		2023
	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO	PEO	Average Non-PEO NEO
Total compensation as reported in SCT	$1,353,184	$621,078	$1,250,454	$576,024	$1,167,690	$535,939
Fair value of equity awards granted during fiscal year	—	—	—	—	—	—
Fair value of equity compensation granted in current year at year end	—	—	—	—	—	—
Dividends paid on unvested shares/share units	—	—	—	—	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	139,918	83,130	46,733	28,209	(95,377)	(56,968)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	69,188	41,097	16,348	9,871	(24,808)	(14,827)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—	—
Compensation Actually Paid	$1,562,290	$745,305	$1,313,535	$604,701	$1,047,505	$464,144

Total Shareholder Return Amount		$ 148	103	84
Net Income (Loss)		9,760,000	7,783,000	7,709,000
PEO | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Fair value of equity compensation granted in current year at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends paid on unvested shares/share units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		139,918	46,733	(95,377)
PEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		69,188	16,348	(24,808)
PEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Fair value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Fair value of equity compensation granted in current year at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends paid on unvested shares/share units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		83,130	28,209	(56,968)
Non-PEO NEO | Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		41,097	9,871	(14,827)
Non-PEO NEO | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The PEO for each of 2025, 2024 and 2023 is Mr. Fitzgerald.
[2]	The non-PEO named executive officers for 2025, 2024 and 2023 are Mr. Ansari and Mr. Brown.